Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

May 31, 2019

EXF-QTLY-0719
1.802195.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	399,800	$21,729
Entertainment - 0.0%
Trion World, Inc. (a)(b)(c)	1,062,359	0
Media - 11.6%
CBS Corp. Class B	187,400	9,048
Comcast Corp. Class A	2,670,332	109,484
Discovery Communications, Inc. Class A (a)	198,100	5,400
GCI Liberty, Inc. (a)	146,035	8,483
Interpublic Group of Companies, Inc.	254,200	5,394
Liberty Broadband Corp. Class A (a)	133,161	12,986
Liberty Global PLC Class A (a)	84,037	2,067
Liberty Media Corp. Liberty SiriusXM Series A (a)	406,400	14,639
Nexstar Broadcasting Group, Inc. Class A	20,200	2,023
Omnicom Group, Inc.	149,600	11,573
Sinclair Broadcast Group, Inc. Class A	53,600	2,877
		183,974

TOTAL COMMUNICATION SERVICES		205,703

CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.5%
BorgWarner, Inc.	64,000	2,271
Lear Corp.	43,100	5,130
		7,401
Automobiles - 0.8%
General Motors Co.	404,000	13,469
Distributors - 1.4%
LKQ Corp. (a)	878,800	22,541
Diversified Consumer Services - 0.3%
H&R Block, Inc.	156,900	4,119
Household Durables - 2.5%
Mohawk Industries, Inc. (a)	89,700	12,159
NVR, Inc. (a)	8,400	26,893
		39,052
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group Series A (a)	72,400	907
The Booking Holdings, Inc. (a)	7,900	13,084
		13,991
Specialty Retail - 0.8%
AutoNation, Inc. (a)	203,367	8,027
AutoZone, Inc. (a)	4,800	4,930
		12,957
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	87,358	7,442
Tapestry, Inc.	211,800	6,049
		13,491

TOTAL CONSUMER DISCRETIONARY		127,021

CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.	91,800	4,529
Food Products - 1.4%
Ingredion, Inc.	48,900	3,724
The Kraft Heinz Co.	663,800	18,354
		22,078
Household Products - 1.1%
Spectrum Brands Holdings, Inc.	338,956	17,853
Tobacco - 1.9%
Altria Group, Inc.	597,900	29,333

TOTAL CONSUMER STAPLES		73,793

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	107,200	12,205
Exxon Mobil Corp.	943,100	66,743
Phillips 66 Co.	301,800	24,385
		103,333
FINANCIALS - 27.3%
Banks - 12.8%
Bank of America Corp.	1,982,500	52,735
JPMorgan Chase & Co.	476,100	50,448
M&T Bank Corp.	122,400	19,535
PNC Financial Services Group, Inc.	196,800	25,045
U.S. Bancorp	457,600	22,972
Wells Fargo & Co.	716,000	31,769
		202,504
Capital Markets - 0.2%
Lazard Ltd. Class A	116,900	3,643
Consumer Finance - 0.9%
American Express Co.	115,900	13,295
Diversified Financial Services - 10.4%
Berkshire Hathaway, Inc. Class B (a)	832,830	164,416
Insurance - 3.0%
Chubb Ltd.	58,458	8,539
The Travelers Companies, Inc.	252,000	36,684
Torchmark Corp.	20,300	1,736
		46,959

TOTAL FINANCIALS		430,817

HEALTH CARE - 9.6%
Health Care Providers & Services - 7.3%
AmerisourceBergen Corp.	157,100	12,232
Anthem, Inc.	62,000	17,235
Cardinal Health, Inc.	18,700	787
Cigna Corp.	164,214	24,307
CVS Health Corp.	68,100	3,566
HCA Holdings, Inc.	72,500	8,770
McKesson Corp.	51,000	6,229
Quest Diagnostics, Inc.	34,100	3,271
UnitedHealth Group, Inc.	157,400	38,059
		114,456
Pharmaceuticals - 2.3%
Bayer AG	236,400	13,979
Bristol-Myers Squibb Co.	504,500	22,889
		36,868

TOTAL HEALTH CARE		151,324

INDUSTRIALS - 22.6%
Air Freight & Logistics - 2.3%
FedEx Corp.	117,300	18,097
United Parcel Service, Inc. Class B	192,600	17,896
		35,993
Airlines - 1.4%
Delta Air Lines, Inc.	243,500	12,540
Southwest Airlines Co.	203,400	9,682
		22,222
Industrial Conglomerates - 8.8%
General Electric Co.	14,642,200	138,222
Machinery - 4.6%
Allison Transmission Holdings, Inc.	152,300	6,304
Cummins, Inc.	152,800	23,036
Deere & Co.	35,400	4,962
PACCAR, Inc.	314,600	20,707
Snap-On, Inc.	113,500	17,697
		72,706
Road & Rail - 3.5%
J.B. Hunt Transport Services, Inc.	79,600	6,777
Knight-Swift Transportation Holdings, Inc. Class A	1,090,093	30,130
Norfolk Southern Corp.	33,100	6,459
Union Pacific Corp.	71,900	11,991
		55,357
Trading Companies & Distributors - 2.0%
AerCap Holdings NV (a)	121,400	5,441
Air Lease Corp. Class A	156,800	5,645
HD Supply Holdings, Inc. (a)	501,200	20,795
		31,881

TOTAL INDUSTRIALS		356,381

INFORMATION TECHNOLOGY - 6.5%
IT Services - 2.2%
Amdocs Ltd.	228,200	13,560
Cognizant Technology Solutions Corp. Class A	236,000	14,615
FleetCor Technologies, Inc. (a)	24,200	6,249
		34,424
Semiconductors & Semiconductor Equipment - 0.4%
Qualcomm, Inc.	87,800	5,867
Software - 1.6%
Micro Focus International PLC	140,100	3,382
Oracle Corp.	441,600	22,345
		25,727
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	170,800	29,902
HP, Inc.	381,200	7,121
		37,023

TOTAL INFORMATION TECHNOLOGY		103,041

UTILITIES - 0.8%
Electric Utilities - 0.8%
PPL Corp.	404,100	12,026
TOTAL COMMON STOCKS
(Cost $1,524,933)		1,563,439
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind (Cost $473)(b)(c)(d)(e)	474	0
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.41% (f)
(Cost $23,133)	23,131,387	23,136
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $1,548,539)		1,586,575
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,978)
NET ASSETS - 100%		$1,579,597

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 10/10/19 pay-in-kind	10/10/13 - 8/3/18	$473

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,107
Fidelity Securities Lending Cash Central Fund	3
Total	$1,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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